LOAN RECEIVABLE	12 Months Ended
Dec. 31, 2018
LOAN RECEIVABLE
LOAN RECEIVABLE

(3)     LOAN RECEIVABLE

On March 26, 2018, ATA announced entering into a framework agreement to invest in Beijing Biztour International Travel Service Co., Ltd. (“Beijing Biztour”). The loan receivable at December 31, 2018 was a one-year loan of US$2 million at an annual interest rate of 8.0% that ATA provided to Beijing Biztour. The loan became overdue on April 6, 2019 based on the agreement.